UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)


       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 06/30/06
                          ----------

ITEM 1. REPORTS TO STOCKHOLDERS.





                                    [GRAPHIC]

--------------------------------------------------------------------------------
                                                         JUNE 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER                  GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                    TEMPLETON                          FASTER VIA EMAIL?
           GLOBAL OPPORTUNITIES TRUST
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                    [GRAPHIC]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Opportunities Trust ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................    9

Financial Highlights and Statement of Investments .........................   11

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   22

Meeting of Shareholders ...................................................   30

Shareholder Information ...................................................   34

--------------------------------------------------------------------------------
Semiannual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                               38.9%
Asia                                                 28.3%
North America                                        24.8%
Latin America                                         2.3%
Australia & New Zealand                               1.4%
Middle East & Africa                                  0.3%
Short-Term Investments & Other Net Assets             4.0%

We are pleased to bring you Templeton Global Opportunities Trust's semi-annual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A posted a cumulative total return of +8.53% for the six months under review. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a +6.43% total return for the same period. 1 Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained strong during the six-month period ended June 30, 2006. However, signs of moderation appeared in the latter part of the period primarily due to three factors. Many central banks, including the world's three largest, continued to tighten monetary policy, thereby reducing the immense liquidity that helped fuel the current recovery. Oil prices remained elevated and reached a historical high during the period. Over the past few months, the sustained high energy prices may also have contributed to a rise in broad measures of inflation. Lastly, the U.S. housing market showed evidence of cooling.

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 6/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                     21.4%
--------------------------------------------------------------------------------
U.K.                                                                     10.7%
--------------------------------------------------------------------------------
China                                                                     7.3%
--------------------------------------------------------------------------------
Japan                                                                     6.9%
--------------------------------------------------------------------------------
France                                                                    6.9%
--------------------------------------------------------------------------------
South Korea                                                               6.8%
--------------------------------------------------------------------------------
Spain                                                                     4.5%
--------------------------------------------------------------------------------
Switzerland                                                               4.4%
--------------------------------------------------------------------------------
Germany                                                                   4.2%
--------------------------------------------------------------------------------
Netherlands                                                               3.3%
--------------------------------------------------------------------------------

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 6/30/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               9.1%
--------------------------------------------------------------------------------
Pharmaceuticals                                                           7.9%
--------------------------------------------------------------------------------
Commercial Banks                                                          7.6%
--------------------------------------------------------------------------------
Insurance                                                                 6.6%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                    6.4%
--------------------------------------------------------------------------------
Electric Utilities                                                        4.5%
--------------------------------------------------------------------------------
Software                                                                  4.4%
--------------------------------------------------------------------------------
Media                                                                     4.2%
--------------------------------------------------------------------------------
Capital Markets                                                           3.8%
--------------------------------------------------------------------------------
Aerospace & Defense                                                       2.6%
--------------------------------------------------------------------------------

The U.S. Federal Reserve Board increased the federal funds target rate in four quarter-point increments to 5.25%. The European Central Bank raised short-term rates twice to 2.75%. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases in many countries remained, although many market observers were divided as to whether an end to the current tightening cycle might be near.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of the reporting period. In particular, many industrial metals prices continued to rise at double-digit rates. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada and emerging markets in Asia and Latin America. However, in May an uncertain economic outlook led to a pull-back in commodity prices, which impacted the share prices of related stocks.

Notably, availability of cash and historically low interest rates fueled mergers and acquisitions, as well as leveraged buyouts and other corporate activity, which intensified during the period. In the first half of 2006, the total value of global deals announced was $1.83 trillion, an increase of 43% over the comparable period in 2005. 2 Cross-border mergers and acquisitions were about 40% of total deal volume, and European companies were the most active worldwide. 2 In this environment, global equity markets performed strongly, particularly outside the U.S. As of June 30, 2006, the six-month total return for the MSCI Europe, Australasia, Far East (EAFE) Index was +10.50%, and for the MSCI AC World ex USA Index was +9.99%. 3 By comparison, the total return for the MSCI USA Index was +2.52% (all returns in U.S. dollars). 4

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

2. Source: "Merger Machine Keeps Churning out Deals," THE WALL STREET JOURNAL, 7/3/06.

3. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

4. Source: Standard & Poor's Micropal. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, the Fund benefited from our overweighted allocation in the utilities sector relative to the MSCI AC World Index. 5 High energy prices and strong global economies continued to drive the performance of several of the Fund's utilities holdings, such as China Resources Power Holdings, Iberdrola, Suez and E.ON. As the Fund's top contributor, China Resources Power Holdings benefited from the country's continued strong growth, and more importantly, the government's decision to allow Chinese utility companies to raise rates to compensate for rising coal costs.

The Fund's Asian exposure was also positive for the portfolio. Our significantly overweighted positions in China and Hong Kong contributed to Fund performance. Individual holdings that performed well included China Life Insurance and China Shenhua Energy, and Hong Kong's Cheung Kong and Asia Aluminum Holdings (sold by period-end).

Although the Fund outperformed its benchmark, there were several detractors from Fund performance during the period. Our slightly underweighted position in the energy sector hurt relative performance.6 Within the sector, India's Hindustan Petroleum fell in value partly due to a possible strike and failure to enter a refinery joint venture with BP. The government's reluctance to raise fuel costs also burdened the state-run company's performance. Another detractor was Telefonos de Mexico (Telmex). We believed the company's bid to acquire the remaining Embratel shares played into its stock price decline. Lastly, our underweighted allocation in Australian and New Zealand stocks also hurt Fund performance.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2006, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investments primarily in securities with non-U.S. currency exposure. However, one cannot expect the same results in future periods.

5. The utilities sector comprises electric utilities, independent power producers and energy traders, and multi-utilities in the SOI.

6.    The energy sector comprises oil, gas and consumable fuels in the SOI.

TOP 10 EQUITY HOLDINGS
6/30/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, A & B                                             2.2%
 OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
China Resources Power Holdings Co. Ltd.                                  1.9%
 INDEPENDENT POWER PRODUCERS &
 ENERGY TRADERS, CHINA
--------------------------------------------------------------------------------
Sanofi-Aventis                                                           1.9%
 PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
UBS AG                                                                   1.7%
 CAPITAL MARKETS, SWITZERLAND
--------------------------------------------------------------------------------
Total SA, B                                                              1.6%
 OIL, GAS & CONSUMABLE FUELS, FRANCE
--------------------------------------------------------------------------------
E.ON AG                                                                  1.5%
 ELECTRIC UTILITIES, GERMANY
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, L, ADR                                     1.5%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, MEXICO
--------------------------------------------------------------------------------
BAE Systems PLC                                                          1.4%
 AEROSPACE & DEFENSE, U.K.
--------------------------------------------------------------------------------
Iberdrola SA, Br.                                                        1.4%
 ELECTRIC UTILITIES, SPAIN
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                    1.4%
 INSURANCE, SWITZERLAND
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

[PHOTO]         /s/ Guang Yang

                Guang Yang, CFA
                Portfolio Manager
                Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 6/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEGOX)                                    CHANGE          6/30/06        12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$1.20           $18.03          $16.83
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.0115
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0021
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2171
--------------------------------------------------------------------------------------------------
        TOTAL                              $0.2307
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                      CHANGE          6/30/06        12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$1.12           $17.81          $16.69
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.0114
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0021
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2171
--------------------------------------------------------------------------------------------------
        TOTAL                              $0.2306
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGPX)                                    CHANGE          6/30/06        12/31/05
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$1.11           $17.74          $16.63
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.0115
--------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0021
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $0.2171
--------------------------------------------------------------------------------------------------
        TOTAL                              $0.2307
--------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH          1-YEAR           5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +8.53%          +21.01%          +46.38%          +114.91%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +2.27%          +14.08%           +6.65%            +7.31%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $10,227          $11,408          $13,798           $20,251
---------------------------------------------------------------------------------------------------------
CLASS B                                  6-MONTH          1-YEAR           5-YEAR      INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +8.12%          +20.11%          +41.06%           +62.30%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +4.12%          +16.11%           +6.82%            +6.67%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $10,412          $11,611          $13,906           $16,230
---------------------------------------------------------------------------------------------------------
CLASS C                                  6-MONTH          1-YEAR           5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                 +8.09%          +20.06%          +40.90%           +99.66%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +7.09%          +19.06%           +7.10%            +7.16%
---------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $10,709          $11,906          $14,090           $19,966
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.


8 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                           VALUE 1/1/06         VALUE 6/30/06     PERIOD* 1/1/06-6/30/06
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,085.30               $ 7.03
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,018.05               $ 6.80
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,081.20               $10.89
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.33               $10.54
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,080.90               $10.89
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,014.33               $10.54
---------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.36%; B: 2.11%; and C: 2.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


10 | Semiannual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                   JUNE 30, 2006                          YEAR ENDED DECEMBER 31,
CLASS A                                             (UNAUDITED)       2005          2004          2003         2002         2001
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $  16.83       $  15.65      $  13.81      $  10.20     $  13.18     $  14.63
                                                     -----------------------------------------------------------------------------
Income from investment operations a:
 Net investment income b .......................         0.13           0.19          0.17          0.11         0.11         0.18
 Net realized and unrealized gains (losses) ....         1.30           1.78          2.10          3.62        (2.98)       (1.49)
                                                     -----------------------------------------------------------------------------
Total from investment operations ...............         1.43           1.97          2.27          3.73        (2.87)       (1.31)
                                                     -----------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................        (0.01)         (0.19)        (0.18)        (0.12)       (0.11)       (0.09)
 Net realized gains ............................        (0.22)         (0.60)        (0.25)           --           --        (0.05)
                                                     -----------------------------------------------------------------------------
Total distributions ............................        (0.23)         (0.79)        (0.43)        (0.12)       (0.11)       (0.14)
                                                     -----------------------------------------------------------------------------
Redemption fees ................................           -- d           -- d          -- d          -- d         --           --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period .................     $  18.03       $  16.83      $  15.65      $  13.81     $  10.20     $  13.18
                                                     =============================================================================
Total return c .................................         8.53%         12.63%        16.55%        36.74%      (21.79)%      (8.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $415,453       $378,507      $374,648      $369,776     $304,913     $437,829
Ratios to average net assets:
 Expenses ......................................         1.36% e,f      1.38% f       1.42% f       1.50%        1.46%        1.41%
 Net investment income .........................         1.46% e        1.20%         1.17%         0.97%        0.94%        0.64%
Portfolio turnover rate ........................         7.19%         10.24%        10.35%        21.47%       26.78%       15.18%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount is less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.


                     Semiannual Report | See notes to financial statements. | 11

Templeton Global Opportunities Trust

                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2006                     YEAR ENDED DECEMBER 31,
CLASS B                                               (UNAUDITED)      2005         2004         2003        2002        2001
                                                   ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $16.69        $15.53       $13.72       $10.15      $13.11      $14.58
                                                        ----------------------------------------------------------------------
Income from investment operations a:
 Net investment income (loss) b ..................        0.06          0.08         0.07         0.02        0.02       (0.02)
 Net realized and unrealized gains (losses) ......        1.29          1.75         2.07         3.59       (2.95)      (1.38)
                                                        ----------------------------------------------------------------------
Total from investment operations .................        1.35          1.83         2.14         3.61       (2.93)      (1.40)
                                                        ----------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (0.01)        (0.07)       (0.08)       (0.04)      (0.03)      (0.02)
 Net realized gains ..............................       (0.22)        (0.60)       (0.25)          --          --       (0.05)
                                                        ----------------------------------------------------------------------
Total distributions ..............................       (0.23)        (0.67)       (0.33)       (0.04)      (0.03)      (0.07)
                                                        ----------------------------------------------------------------------
Redemption fees ..................................          -- d          -- d         -- d         -- d        --          --
                                                        ----------------------------------------------------------------------
Net asset value, end of period ...................      $17.81        $16.69       $15.53       $13.72      $10.15      $13.11
                                                        ======================================================================
Total return c ...................................        8.12%        11.80%       15.69%       35.70%     (22.38)%     (9.62)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $2,312        $2,069       $1,958       $1,215      $  903      $  986
Ratios to average net assets:
 Expenses ........................................        2.11% e,f     2.13% f      2.17% f      2.24%       2.20%       2.15%
 Net investment income (loss) ....................        0.71% e       0.45%        0.42%        0.23%       0.20%      (0.15)%
Portfolio turnover rate ..........................        7.19%        10.24%       10.35%       21.47%      26.78%      15.18%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount is less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.


12 | See notes to financial statements. | Semiannual Report

Templeton Global Opportunities Trust

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2006                      YEAR ENDED DECEMBER 31,
CLASS C                                               (UNAUDITED)       2005         2004         2003        2002        2001
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $ 16.63        $ 15.48      $ 13.66      $ 10.11     $ 13.02     $ 14.46
                                                       ------------------------------------------------------------------------
Income from investment operations a:
 Net investment income (loss) b ..................        0.06           0.07         0.06         0.02        0.02       (0.01)
 Net realized and unrealized gains (losses) ......        1.28           1.75         2.08         3.56       (2.93)      (1.38)
                                                       ------------------------------------------------------------------------
Total from investment operations .................        1.34           1.82         2.14         3.58       (2.91)      (1.39)
                                                       ------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (0.01)         (0.07)       (0.07)       (0.03)         -- g        --
 Net realized gains ..............................       (0.22)         (0.60)       (0.25)          --          --       (0.05)
                                                       ------------------------------------------------------------------------
Total distributions ..............................       (0.23)         (0.67)       (0.32)       (0.03)         --       (0.05)
                                                       ------------------------------------------------------------------------
Redemption fees ..................................          -- d           -- d         -- d         -- d        --          --
                                                       ------------------------------------------------------------------------
Net asset value, end of period ...................     $ 17.74        $ 16.63      $ 15.48      $ 13.66     $ 10.11     $ 13.02
                                                       ========================================================================
Total return c ...................................        8.09%         11.79%       15.74%       35.58%     (22.33)%     (9.68)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $21,687        $19,127      $18,252      $17,009     $14,117     $20,097
Ratios to average net assets:
 Expenses ........................................        2.11% e,f      2.13% f      2.17% f      2.25%       2.21%       2.15%
 Net investment income (loss) ....................        0.71% e        0.45%        0.42%        0.22%       0.19%      (0.11)%
Portfolio turnover rate ..........................        7.19%         10.24%       10.35%       21.47%      26.78%      15.18%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount is less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.

g     Actual distribution from net investment per share was $.0031.


                     Semiannual Report | See notes to financial statements. | 13

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.0%
    COMMON STOCKS 95.5%
    AUSTRALIA 0.7%
    Alumina Ltd. ...................................                Metals & Mining                        583,600    $  2,928,082
                                                                                                                      ------------
    BELGIUM 0.6%
    Agfa Gevaert NV ................................          Leisure Equipment & Products                  86,400       2,093,385
  a Agfa Gevaert NV, 144A ..........................          Leisure Equipment & Products                  21,900         530,615
                                                                                                                      ------------
                                                                                                                         2,624,000
                                                                                                                      ------------
    BERMUDA 2.1%
    ACE Ltd. .......................................                   Insurance                            94,225       4,766,843
    XL Capital Ltd., A .............................                   Insurance                            69,790       4,278,127
                                                                                                                      ------------
                                                                                                                         9,044,970
                                                                                                                      ------------
    CANADA 1.3%
    Alcan Inc. .....................................                Metals & Mining                         62,180       2,913,042
  b Celestica Inc. .................................       Electronic Equipment & Instruments               56,085         531,128
    Domtar Inc. ....................................            Paper & Forest Products                    383,450       2,367,039
                                                                                                                      ------------
                                                                                                                         5,811,209
                                                                                                                      ------------
    CHINA 7.3%
    BYD Co. Ltd., H ................................              Electrical Equipment                   1,097,000       2,238,819
    China Mobile (Hong Kong) Ltd. ..................      Wireless Telecommunication Services              700,500       4,004,738
    China Life Insurance Co. Ltd., H ...............                   Insurance                         1,515,000       2,389,636
  b China Pharmaceutical Group Ltd. ................                Pharmaceuticals                     25,503,000       2,922,566
a,b China Power International Development Ltd.,
      144A .........................................    Independent Power Producers & Energy Traders     2,814,500       1,032,831
    China Resources Power Holdings Co. Ltd. ........    Independent Power Producers & Energy Traders    10,126,000       8,474,895
  a China Shenhua Energy Co. Ltd., 144A ............          Oil, Gas & Consumable Fuels                1,569,000       2,899,065
    China Telecom Corp. Ltd., H ....................     Diversified Telecommunication Services          5,324,000       1,713,804
    PetroChina Co. Ltd., H .........................          Oil, Gas & Consumable Fuels                1,770,000       1,891,622
    Shanghai Electric Group Co. Ltd. ...............              Electrical Equipment                   3,150,000       1,095,109
  b TCL Communication Technology Holdings Ltd. .....            Communications Equipment                 4,897,186         146,291
  b TCL Multimedia Technology Holdings Ltd. ........               Household Durables                    5,668,000         598,448
    Weiqiao Textile Co. Ltd. .......................        Textiles, Apparel & Luxury Goods             2,234,500       2,862,770
                                                                                                                      ------------
                                                                                                                        32,270,594
                                                                                                                      ------------
    FRANCE 6.9%
  b Arkema .........................................                   Chemicals                             2,697         105,264
    AXA SA .........................................                   Insurance                           102,318       3,731,806
    Electricite de France ..........................               Electric Utilities                       48,870       2,575,698
    France Telecom SA ..............................     Diversified Telecommunication Services            100,330       2,157,516
    Sanofi-Aventis .................................                Pharmaceuticals                         83,866       8,185,890
    Suez SA ........................................                Multi-Utilities                        110,374       4,588,868
    Total SA, B ....................................          Oil, Gas & Consumable Fuels                  107,908       7,102,226
    Valeo SA .......................................                Auto Components                         48,623       1,731,675
                                                                                                                      ------------
                                                                                                                        30,178,943
                                                                                                                      ------------
    GERMANY 4.2%
    Bayerische Motoren Werke AG ....................                  Automobiles                           42,010       2,098,060
    Celesio AG .....................................        Health Care Providers & Services                49,300       4,484,696
    Deutsche Post AG ...............................            Air Freight & Logistics                    131,260       3,527,881


14 | Semiannual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GERMANY (CONTINUED)
  E.ON AG ..........................................               Electric Utilities                       57,480    $  6,617,816
  Siemens AG, ADR ..................................            Industrial Conglomerates                    22,680       1,969,078
                                                                                                                      ------------
                                                                                                                        18,697,531
                                                                                                                      ------------
  GUERNSEY ISLANDS 0.4%
  KKR Private Equity Investors LP ..................         Diversified Financial Services                 88,000       1,927,200
                                                                                                                      ------------
  HONG KONG 2.1%
  Cheung Kong (Holdings) Ltd. ......................                  Real Estate                          512,000       5,547,625
b CK Life Sciences International (Holdings) Inc. ...                 Biotechnology                          30,409           2,506
  Hutchison Whampoa Ltd., ADR ......................            Industrial Conglomerates                    26,100       1,187,550
  MTR Corp. Ltd. ...................................                  Road & Rail                          449,500       1,085,211
  Swire Pacific Ltd., A ............................                  Real Estate                          145,000       1,496,424
                                                                                                                      ------------
                                                                                                                         9,319,316
                                                                                                                      ------------
  INDIA 1.5%
  Hindustan Petroleum Corp. Ltd. ...................          Oil, Gas & Consumable Fuels                  275,410       1,413,667
  Satyam Computer Services Ltd. ....................                  IT Services                          331,900       5,146,331
                                                                                                                      ------------
                                                                                                                         6,559,998
                                                                                                                      ------------
  ISRAEL 0.3%
b Check Point Software Technologies Ltd. ...........                    Software                            76,200       1,339,596
                                                                                                                      ------------
  ITALY 1.7%
  Eni SpA ..........................................          Oil, Gas & Consumable Fuels                  184,151       5,425,296
  UniCredito Italiano SpA ..........................                Commercial Banks                       292,930       2,293,352
                                                                                                                      ------------
                                                                                                                         7,718,648
                                                                                                                      ------------
  JAPAN 6.9%
  East Japan Railway Co. ...........................                  Road & Rail                              447       3,319,935
  Hitachi Ltd. .....................................       Electronic Equipment & Instruments              466,000       3,078,300
  Komatsu Ltd. .....................................                   Machinery                           141,000       2,802,875
  Mabuchi Motor Co. Ltd. ...........................       Electronic Equipment & Instruments               31,600       1,888,628
  NEC Corp. ........................................            Computers & Peripherals                    175,000         932,762
  Nintendo Co. Ltd. ................................                    Software                            33,200       5,569,837
  Nippon Telegraph & Telephone Corp. ...............     Diversified Telecommunication Services                400       1,960,767
  Nomura Holdings Inc. .............................                Capital Markets                        213,300       3,997,802
  Olympus Corp. ....................................        Health Care Equipment & Supplies                88,300       2,360,942
  Sompo Japan Insurance Inc. .......................                   Insurance                            44,000         615,143
  Sony Corp. .......................................               Household Durables                       82,800       3,653,633
                                                                                                                      ------------
                                                                                                                        30,180,624
                                                                                                                      ------------
  MEXICO 1.8%
  Kimberly Clark de Mexico SA de CV, A .............               Household Products                      445,600       1,410,527
  Telefonos de Mexico SA de CV, L, ADR .............     Diversified Telecommunication Services            311,040       6,478,963
                                                                                                                      ------------
                                                                                                                         7,889,490
                                                                                                                      ------------
  NETHERLANDS 3.3%
  Akzo Nobel NV ....................................                   Chemicals                            80,250       4,328,138
  ING Groep NV .....................................                Capital Markets                        132,300       5,200,892
  Koninklijke Philips Electronics NV ...............               Household Durables                      163,503       5,109,809
                                                                                                                      ------------
                                                                                                                        14,638,839
                                                                                                                      ------------


                                                          Semiannual Report | 15

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  NEW ZEALAND 0.7%
  Fisher & Paykel Healthcare Corp. Ltd. ............        Health Care Equipment & Supplies             1,166,850    $  3,064,245
                                                                                                                      ------------
  SINGAPORE 0.6%
  DBS Group Holdings Ltd. ..........................                Commercial Banks                       215,000       2,458,928
                                                                                                                      ------------
  SOUTH KOREA 6.8%
  Bank of Pusan ....................................                Commercial Banks                       217,610       2,775,316
  Daegu Bank Co. Ltd. ..............................                Commercial Banks                       175,690       3,148,068
  Hana Financial Group Inc. ........................                Commercial Banks                        47,257       2,221,515
  Kookmin Bank .....................................                Commercial Banks                        73,720       6,060,775
  Korea Electric Power Corp., ADR ..................               Electric Utilities                      234,530       4,446,689
  KT Corp., ADR ....................................     Diversified Telecommunication Services            165,185       3,543,218
  Samsung Electronics Co. Ltd. .....................    Semiconductors & Semiconductor Equipment             8,630       5,484,996
  SK Telecom Co. Ltd., ADR .........................      Wireless Telecommunication Services               92,600       2,168,692
                                                                                                                      ------------
                                                                                                                        29,849,269
                                                                                                                      ------------
  SPAIN 4.5%
  Banco Santander Central Hispano SA ...............                Commercial Banks                       322,500       4,711,414
  Iberdrola SA, Br .................................               Electric Utilities                      180,936       6,233,282
  Repsol YPF SA ....................................          Oil, Gas & Consumable Fuels                  161,820       4,634,915
  Telefonica SA ....................................     Diversified Telecommunication Services            259,975       4,330,101
                                                                                                                      ------------
                                                                                                                        19,909,712
                                                                                                                      ------------
  SWEDEN 2.2%
  Atlas Copco AB, A ................................                   Machinery                           145,480       4,043,891
  Nordea Bank AB ...................................                Commercial Banks                       236,730       2,829,554
  Securitas AB, B ..................................         Commercial Services & Supplies                140,800       2,700,523
                                                                                                                      ------------
                                                                                                                         9,573,968
                                                                                                                      ------------
  SWITZERLAND 4.4%
  Lonza Group AG ...................................                   Chemicals                            41,300       2,832,840
  Nestle SA ........................................                 Food Products                           8,740       2,745,437
  Swiss Reinsurance Co. ............................                   Insurance                            87,098       6,088,203
  UBS AG ...........................................                Capital Markets                         69,000       7,563,500
                                                                                                                      ------------
                                                                                                                        19,229,980
                                                                                                                      ------------
  TAIWAN 1.1%
  Chunghwa Telecom Co. Ltd., ADR ...................     Diversified Telecommunication Services            112,100       2,070,487
  Lite-on Technology Corp., GDR ....................            Computers & Peripherals                    173,770       2,574,191
                                                                                                                      ------------
                                                                                                                         4,644,678
                                                                                                                      ------------
  THAILAND 2.0%
  Airports of Thailand Public Co. Ltd. .............         Transportation Infrastructure               2,135,400       3,136,999
  BEC World Public Co. Ltd., fgn ...................                     Media                           4,081,800       1,648,996
  Krung Thai Bank Public Co. Ltd., fgn .............                Commercial Banks                    15,000,000       4,092,340
                                                                                                                      ------------
                                                                                                                         8,878,335
                                                                                                                      ------------
  UNITED KINGDOM 10.7%
  BAE Systems PLC ..................................              Aerospace & Defense                      925,737       6,329,821
  BP PLC ...........................................          Oil, Gas & Consumable Fuels                  383,840       4,475,390
b British Airways PLC ..............................                    Airlines                           214,800       1,361,468
  British Sky Broadcasting Group PLC ...............                     Media                             215,760       2,288,231


16 | Semiannual Report

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM (CONTINUED)
  Cable & Wireless PLC .............................     Diversified Telecommunication Services            705,230    $  1,499,768
  Cadbury Schweppes PLC ............................                 Food Products                         225,600       2,175,650
  GlaxoSmithKline PLC ..............................                Pharmaceuticals                         90,900       2,539,943
  HSBC Holdings PLC ................................                Commercial Banks                       156,800       2,747,813
  National Grid PLC ................................                Multi-Utilities                        148,743       1,607,743
  Royal Dutch Shell PLC, A .........................          Oil, Gas & Consumable Fuels                   21,030         707,539
  Royal Dutch Shell PLC, B .........................          Oil, Gas & Consumable Fuels                  256,227       8,955,345
  Shire PLC ........................................                Pharmaceuticals                        200,388       2,923,777
  Smiths Group PLC .................................            Industrial Conglomerates                   219,270       3,612,872
  Unilever PLC .....................................                 Food Products                         132,632       2,982,472
  Yell Group PLC ...................................                     Media                             292,700       2,768,624
                                                                                                                      ------------
                                                                                                                        46,976,456
                                                                                                                      ------------
  UNITED STATES 21.4%
  Abbott Laboratories ..............................                Pharmaceuticals                        137,640       6,002,480
  American International Group Inc. ................                   Insurance                            31,152       1,839,526
  Aon Corp. ........................................                   Insurance                           152,920       5,324,674
  Applera Corp. - Applied Biosystems Group .........                 Biotechnology                          52,600       1,701,610
  AT&T Inc. ........................................     Diversified Telecommunication Services             75,190       2,097,049
b BMC Software Inc. ................................                    Software                           236,790       5,659,281
b Boston Scientific Corp. ..........................        Health Care Equipment & Supplies               158,540       2,669,814
  Bristol-Myers Squibb Co. .........................                Pharmaceuticals                        146,600       3,791,076
b Cadence Design Systems Inc. ......................                    Software                           133,000       2,280,950
  CIGNA Corp. ......................................        Health Care Providers & Services                31,500       3,103,065
b The DIRECTV Group Inc. ...........................                     Media                             126,600       2,088,900
  El Paso Corp. ....................................          Oil, Gas & Consumable Fuels                  171,300       2,569,500
  Electronic Data Systems Corp. ....................                  IT Services                           61,000       1,467,660
  H&R Block Inc. ...................................         Diversified Consumer Services                  81,600       1,946,976
b Interpublic Group of Cos. Inc. ...................                     Media                             169,100       1,411,985
b Invitrogen Corp. .................................                 Biotechnology                          12,480         824,554
  Kraft Foods Inc., A ..............................                 Food Products                         103,000       3,182,700
  Kroger Co. .......................................            Food & Staples Retailing                   197,800       4,323,908
  Liz Claiborne Inc. ...............................        Textiles, Apparel & Luxury Goods                58,250       2,158,745
  Merck & Co. Inc. .................................                Pharmaceuticals                        151,690       5,526,067
  Microsoft Corp. ..................................                    Software                           194,760       4,537,908
b Millipore Corp. ..................................        Health Care Equipment & Supplies                44,700       2,815,653
  News Corp., A ....................................                     Media                             117,100       2,245,978
  OfficeMax Inc. ...................................                Specialty Retail                       127,100       5,179,325
  Pfizer Inc. ......................................                Pharmaceuticals                        115,484       2,710,409
  Raytheon Co. .....................................              Aerospace & Defense                      109,520       4,881,306
  Target Corp. .....................................                Multiline Retail                        90,140       4,405,142
b Tenet Healthcare Corp. ...........................        Health Care Providers & Services               191,800       1,338,764
  Time Warner Inc. .................................                     Media                             101,100       1,749,030
b Viacom Inc., B ...................................                     Media                             118,180       4,235,571
                                                                                                                      ------------
                                                                                                                        94,069,606
                                                                                                                      ------------
  TOTAL COMMON STOCKS
    (COST $297,629,208) ............................                                                                   419,784,217
                                                                                                                      ------------


                                                          Semiannual Report | 17

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  PREFERRED STOCKS (COST $2,238,485) 0.5%
  Tele Norte Leste Participacoes SA, ADR, pfd ......     Diversified Telecommunication Services            169,050    $  2,155,388
                                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS
    (COST $299,867,693) ............................                                                                   421,939,605
                                                                                                                      ------------
  SHORT TERM INVESTMENTS
    (COST $17,547,759) 4.0%

                                                                                                     -------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                     -------------
  UNITED STATES 4.0%
c Federal Home Loan Bank, 7/03/06 ..................                Government Bonds                  $ 17,555,000      17,555,000
                                                                                                                      ------------
  TOTAL INVESTMENTS
    (COST $317,415,452) 100.0% .....................                                                                   439,494,605
  OTHER ASSETS, LESS LIABILITIES 0.0% d ............                                                                       (42,277)
                                                                                                                      ------------
  NET ASSETS 100.0% ................................                                                                  $439,452,328
                                                                                                                      ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006 the value of these securities was $4,462,511, representing 1.02% of net assets.

b     Non-income producing for the twelve months ended June 30, 2006.

c     The security is traded on a discount basis with no stated coupon rate.

d     Rounds to less than 0.1% of net assets.


18 | See notes to financial statements. | Semiannual Report

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (unaudited)

Assets:
 Investments in securities:
  Cost .......................................................................    $317,415,452
                                                                                  ------------
  Value ......................................................................    $439,494,605
 Cash ........................................................................         152,063
 Receivables:
  Investment securities sold .................................................           4,529
  Capital shares sold ........................................................         345,916
  Dividends ..................................................................         618,877
  Other receivables (Note 8) .................................................          28,910
                                                                                  ------------
        Total assets .........................................................     440,644,900
                                                                                  ------------
Liabilities:
 Payables:
  Investment securities purchased ............................................         284,644
  Capital shares redeemed ....................................................         278,966
  Affiliates .................................................................         536,272
 Accrued expenses and other liabilities ......................................          92,690
                                                                                  ------------
        Total liabilities ....................................................       1,192,572
                                                                                  ------------
           Net assets, at value ..............................................    $439,452,328
                                                                                  ============
Net assets consist of:
 Paid-in capital .............................................................    $303,203,296
 Undistributed net investment income .........................................       3,001,313
 Net unrealized appreciation (depreciation) ..................................     122,087,138
 Accumulated net realized gain (loss) ........................................      11,160,581
                                                                                  ------------
           Net assets, at value ..............................................    $439,452,328
                                                                                  ============
CLASS A:
 Net assets, at value ........................................................    $415,453,377
                                                                                  ============
 Shares outstanding ..........................................................      23,046,241
                                                                                  ============
 Net asset value per sharea ..................................................    $      18.03
                                                                                  ============
 Maximum offering price per share (net asset value per share / 94.25%) .......    $      19.13
                                                                                  ============
CLASS B:
 Net assets, at value ........................................................    $  2,311,864
                                                                                  ============
 Shares outstanding ..........................................................         129,834
                                                                                  ============
 Net asset value and maximum offering price per sharea .......................    $      17.81
                                                                                  ============
CLASS C:
 Net assets, at value ........................................................    $ 21,687,087
                                                                                  ============
 Shares outstanding ..........................................................       1,222,338
                                                                                  ============
 Net asset value and maximum offering price per sharea .......................    $      17.74
                                                                                  ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 19

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the six months ended June 30, 2006 (unaudited)

Investment income:
 Dividends (net of foreign taxes of $532,276) ..................................    $ 5,705,428
 Interest ......................................................................        232,737
 Other income (Note 8) .........................................................         28,910
                                                                                    -----------
        Total investment income ................................................      5,967,075
                                                                                    -----------
Expenses:
 Management fees (Note 3a) .....................................................      1,583,608
 Administrative fees (Note 3b) .................................................        299,926
 Distribution fees (Note 3c)
  Class A ......................................................................        501,909
  Class B ......................................................................         11,469
  Class C ......................................................................        104,942
 Transfer agent fees (Note 3e) .................................................        263,006
 Custodian fees (Note 4) .......................................................         62,509
 Reports to shareholders .......................................................         23,230
 Registration and filing fees ..................................................         30,208
 Professional fees .............................................................         14,780
 Trustees' fees and expenses ...................................................         65,594
 Other .........................................................................          7,057
                                                                                    -----------
        Total expenses .........................................................      2,968,238
        Expense reductions (Note 4) ............................................         (4,247)
                                                                                    -----------
           Net expenses ........................................................      2,963,991
                                                                                    -----------
              Net investment income ............................................      3,003,084
                                                                                    -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................     11,240,458
  Foreign currency transactions ................................................        (77,148)
                                                                                    -----------
           Net realized gain (loss) ............................................     11,163,310
                                                                                    -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................................     18,983,807
  Translation of assets and liabilities denominated in foreign currencies ......         14,892
  Change in deferred taxes on unrealized appreciation ..........................          7,796
                                                                                    -----------
           Net change in unrealized appreciation (depreciation) ................     19,006,495
                                                                                    -----------
Net realized and unrealized gain (loss) ........................................     30,169,805
                                                                                    -----------
Net increase (decrease) in net assets resulting from operations ................    $33,172,889
                                                                                    ===========


20 | See notes to financial statements. | Semiannual Report

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ------------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                               JUNE 30, 2006        YEAR ENDED
                                                                                                (UNAUDITED)     DECEMBER 31, 2005
                                                                                             ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................      $  3,003,084       $  4,440,805
  Net realized gain (loss) from investments and foreign currency transactions ............        11,163,310         21,170,137
  Net change in unrealized appreciation (depreciation) on investments, translation
    of assets and liabilities denominated in foreign currencies, and deferred taxes ......        19,006,495         19,980,629
                                                                                                -------------------------------
        Net increase (decrease) in net assets resulting from operations ..................        33,172,889         45,591,571
                                                                                                -------------------------------
Distributions to shareholders from:
 Net investment income:
  Class A ................................................................................          (256,582)        (4,239,405)
  Class B ................................................................................            (1,504)            (8,596)
  Class C ................................................................................           (13,483)           (82,831)
 Net realized gains:
  Class A ................................................................................        (4,893,141)       (12,925,594)
  Class B ................................................................................           (28,915)           (71,145)
  Class C ................................................................................          (256,986)          (660,020)
                                                                                                -------------------------------
Total distributions to shareholders ......................................................        (5,450,611)       (17,987,591)
                                                                                                -------------------------------
Capital share transactions: (Note 2)
 Class A .................................................................................        10,651,548        (22,311,118)
 Class B .................................................................................           100,119            (39,214)
 Class C .................................................................................         1,275,331           (410,100)
                                                                                                -------------------------------
Total capital share transactions .........................................................        12,026,998        (22,760,432)
                                                                                                -------------------------------
Redemption fees ..........................................................................               247                483
                                                                                                -------------------------------
    Net increase (decrease) in net assets ................................................        39,749,523          4,844,031
Net assets:
 Beginning of period .....................................................................       399,702,805        394,858,774
                                                                                                -------------------------------
 End of period ...........................................................................      $439,452,328       $399,702,805
                                                                                                ===============================
Undistributed net investment income included in net assets:
 End of period ...........................................................................      $  3,001,313       $    269,798
                                                                                                ===============================

                     Semiannual Report | See notes to financial statements. | 21

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the


22 | Semiannual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 23

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary.

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


24 | Semiannual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           -------------------------------------------------------------
                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                  JUNE 30, 2006                   DECEMBER 31, 2005
                                           -------------------------------------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           -------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................       2,524,843     $ 46,011,464        1,995,754     $ 32,683,752
 Shares issued in reinvestment
  of distributions ..................         249,354        4,401,096          867,284       14,519,798
 Shares redeemed ....................      (2,216,502)     (39,761,012)      (4,311,866)     (69,514,668)
                                           -------------------------------------------------------------
 Net increase (decrease) ............         557,695     $ 10,651,548       (1,448,828)    $(22,311,118)
                                           =============================================================
CLASS B SHARES:
 Shares sold ........................          17,485     $    309,817           20,274     $    325,383
 Shares issued in reinvestment
  of distributions ..................           1,481           25,881            4,054           67,343
 Shares redeemed ....................         (13,105)        (235,579)         (26,452)        (431,940)
                                           -------------------------------------------------------------
 Net increase (decrease) ............           5,861     $    100,119           (2,124)    $    (39,214)
                                           =============================================================
CLASS C SHARES:
 Shares sold ........................         130,729     $  2,312,719          137,498     $  2,198,786
 Shares issued in reinvestment
  of distributions ..................          13,911          242,182           40,531          670,773
 Shares redeemed ....................         (72,441)      (1,279,570)        (206,970)      (3,279,659)
                                           -------------------------------------------------------------
 Net increase (decrease) ............          72,199     $  1,275,331          (28,941)    $   (410,100)
                                           =============================================================


                                                          Semiannual Report | 25

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
-------------------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.750%               Up to and including $1 billion
      0.730%               Over $1 billion, up to and including $5 billion
      0.710%               Over $5 billion, up to and including $10 billion
      0.690%               Over $10 billion, up to and including $15 billion
      0.670%               Over $15 billion, up to and including $20 billion
      0.650%               In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.150%               Up to and including $200 million
      0.135%               Over $200 million, up to and including $700 million
      0.100%               Over $700 million, up to and including $1.2 billion
      0.075%               In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Effective November 1, 2005, the Class A reimbursement distribution plan was amended to discontinue the reimbursement of excess plan year costs in subsequent periods.


26 | Semiannual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ................................................................   1.00%
Class C ................................................................   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a .........................................   $47,775
Contingent deferred sales charges retained ...........................   $ 1,840

a     Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $263,006, of which $183,227 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................    $317,415,452
                                                                   ============
Unrealized appreciation .......................................    $148,143,119
Unrealized depreciation .......................................     (26,063,966)
                                                                   ------------
Net unrealized appreciation (depreciation) ....................    $122,079,153
                                                                   ============


                                                          Semiannual Report | 27

Templeton Global Opportunities Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2006, aggregated $34,127,135 and $29,404,471, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed


28 | Semiannual Report

Templeton Global Opportunities Trust

8. REGULATORY MATTERS (CONTINUED)

Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. FASB INTERPRETATION NO. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund's financial statements


                                                          Semiannual Report | 29

Templeton Global Opportunities Trust

MEETING OF SHAREHOLDERS, MAY 26, 2006

A meeting of Shareholders of the Trust was held at the Trust's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida on May 26, 2006. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, to approve amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals), and to approve the elimination of certain of the Trust's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Frank J. Crothers, S. Joseph Fortunato, Edith E. Holiday, Gordon S. Macklin, David W. Niemiec, Frank A. Olson, Larry D. Thompson, Constantine D. Tseretopoulos and Robert E. Wade. Charles B. Johnson and Rupert H. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals), and the elimination of certain of the Trust's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.                  The election of Trustees:

------------------------------------------------------------------------------------------------------------------------
                                                      % OF           % OF                            % OF         % OF
                                                   OUTSTANDING       VOTED                       OUTSTANDING      VOTED
      NAME                           FOR             SHARES         SHARES         WITHHELD         SHARES        SHARES
------------------------------------------------------------------------------------------------------------------------
Harris J. Ashton                11,420,585.107       48.799%        95.320%      560,727.714        2.396%        4.680%
Frank J. Crothers               11,425,202.765       48.819%        95.359%      556,110.056        2.376%        4.641%
S. Joseph Fortunato             11,410,610.334       48.756%        95.237%      570,702.487        2.439%        4.763%
Edith E. Holiday                11,426,876.807       48.826%        95.372%      554,436.014        2.369%        4.628%
Charles B. Johnson              11,423,515.850       48.812%        95.344%      557,796.971        2.383%        4.656%
Rupert H. Johnson, Jr.          11,419,916.337       48.796%        95.314%      561,396.484        2.399%        4.686%
Gordon S. Macklin               11,403,111.400       48.724%        95.174%      578,201.421        2.471%        4.826%
David W. Niemiec                11,415,206.275       48.776%        95.275%      566,106.546        2.419%        4.725%
Frank A. Olson                  11,409,335.018       48.751%        95.226%      571,977.803        2.444%        4.774%
Larry D. Thompson               11,410,427.763       48.756%        95.235%      570,885.058        2.439%        4.765%
Constantine D. Tseretopoulos    11,427,744.405       48.830%        95.380%      553,568.416        2.365%        4.620%
Robert E. Wade                  11,420,105.527       48.797%        95.316%      561,207.294        2.398%        4.684%


30 | Semiannual Report

Templeton Global Opportunities Trust

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,453,498.143           36.121%           70.556%
Against                          322,341.507            1.377%            2.690%
Abstain                          531,325.171            2.270%            4.435%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes eight Sub-Proposals):

(a) To amend the Trust's fundamental investment restriction regarding borrowing:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,176,320.735           34.937%           68.242%
Against                          545,150.540            2.329%            4.550%
Abstain                          585,693.546            2.503%            4.888%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

(b) To amend the Trust's fundamental investment restriction regarding underwriting:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,226,551.916           35.151%           68.662%
Against                          463,987.319            1.983%            3.873%
Abstain                          616,625.586            2.635%            5.147%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

(c) To amend the Trust's fundamental investment restriction regarding lending:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,127,908.841           34.730%           67.838%
Against                          577,659.344            2.468%            4.821%
Abstain                          601,596.636            2.571%            5.021%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%


                                                          Semiannual Report | 31

Templeton Global Opportunities Trust

(d) To amend the Trust's fundamental investment restriction regarding investments in real estate:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,208,410.778           35.074%           68.510%
Against                          503,973.474            2.153%            4.206%
Abstain                          594,780.569            2.541%            4.964%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

(e) To amend the Trust's fundamental investment restriction regarding investments in commodities:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,126,992.333           34.726%           67.831%
Against                          571,553.586            2.442%            4.770%
Abstain                          608,618.902            2.601%            5.080%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

(f) To amend the Trust's fundamental investment restriction regarding issuing senior securities:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,172,553.137           34.920%           68.211%
Against                          531,236.769            2.270%            4.434%
Abstain                          603,374.915            2.578%            5.036%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

(g) To amend the Trust's fundamental investment restriction regarding industry concentration:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,196,101.492           35.021%           68.407%
Against                          507,206.145            2.167%            4.233%
Abstain                          603,857.184            2.580%            5.040%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%


32 | Semiannual Report

Templeton Global Opportunities Trust

(h) To amend the Trust's fundamental investment restriction regarding diversification of investments:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                                SHARES VOTED           SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,249,828.217           35.251%           68.856%
Against                          455,552.339            1.947%            3.802%
Abstain                          601,784.265            2.571%            5.023%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%

Proposal 4: To approve the elimination of certain of the Trust's fundamental investment restrictions:

-------------------------------------------------------------------------------
                                                        % OF              % OF
                                                     OUTSTANDING          VOTED
                               SHARES VOTED            SHARES            SHARES
-------------------------------------------------------------------------------
For                            8,102,303.291           34.620%           67.625%
Against                          574,313.559            2.454%            4.793%
Abstain                          630,547.971            2.694%            5.263%
Broker Non-votes               2,674,148.000           11.426%           22.319%
-------------------------------------------------------------------------------
TOTAL                         11,981,312.821           51.195%          100.000%


                                                          Semiannual Report | 33

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds,


34 | Semiannual Report

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2005, as well as the previous ten years ended December 31, 2005, in comparison to a performance universe consisting of all retail and institutional global multi-cap value funds as selected by Lipper. Such report showed that the Fund's total returns during 2005, and on an annualized basis for the previous three- and five-year periods, were in the second-lowest quintile of its performance universe and for the previous ten-year period on an annualized basis was in the middle quintile of such universe. The Board noted, however, that the Fund's actual total return was over 12% for 2005 and over 8% for the previous ten-year period on an annualized basis as shown in such report. In addition to the Lipper performance report, the Board also considered the Fund's investment performance in comparison with its benchmark, Morgan Stanley Capital International All Country World Index ("MSCI Index"). In this respect, the Board noted that the Fund's investment performance had outperformed such MSCI Index in 2005 and in each of the previous three-, five- and ten-year periods. The Board found the Fund's performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's


                                                          Semiannual Report | 35

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. Lipper's expense comparison report showed that while the Fund's effective management fee rate was in the second most expensive quintile, its actual total expenses were the lowest in its expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the fund. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down


36 | Semiannual Report

Templeton Global Opportunities Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund's management advisory fee schedule is at the rate of 0.75% on the first $1 billion of Fund net assets; 0.73% on the next $4 billion of Fund net assets; and declines incrementally thereafter until being reduced to a fixed rate of 0.65% on net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services which starts at 0.15% on the first $200 million of the Fund's net assets; declines to 0.135% on the next $500 million of net assets; and declines through further breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion net asset level. At the end of 2005, the Fund's net assets were approximately $400 million, and, to the extent economies of scale may be realized by the manager and its affiliates, the Board believes the schedules of management advisory and administration fees provide a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                                                          Semiannual Report | 37

Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


38 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama                             Michigan 6
Arizona                             Minnesota 6
California 7                        Missouri
Colorado                            New Jersey
Connecticut                         New York 7
Florida 7                           North Carolina
Georgia                             Ohio 6
Kentucky                            Oregon
Louisiana                           Pennsylvania
Maryland                            Tennessee
Massachusetts 6                     Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06

                                               Not part of the semiannual report

     [LOGO](R)                  One Franklin Parkway
FRANKLIN TEMPLETON              San Mateo, CA 94403-1906
    INVESTMENTS

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

415 S2006 08/06

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES          N/A/


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.   N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   -------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  August 28, 2006

By /S/GALEN G. VETTER
-----------------------------------
Galen G. Vetter
Chief Financial Officer
Date:  August 28, 2006